Major Customer	12 Months Ended
Dec. 31, 2019
Major Customer [Abstract]
Major Customer

NOTE 13 - Major Customer

The Company has one major customer, which represents 10% or more of the total sales of the Company. Sales to and account receivable from the customer for the year ended and as of December 31, 2019 were $1,599,864 and $451,130, respectively. Sales to and account receivable from the customer for the year ended and as of December 31, 2018 were $1,730,000.